Financial Risk Management and Fair Values of Financial Instruments - Summary of Debt-to-Capitalization Ratios (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Commercial papers			¥ 8,991
Short-term bank loans	¥ 15,085	$ 2,194	22,500
Long-term bank loans	3,173	462	3,473
Corporate bonds	999	145	17,981
Obligations under finance lease included in other obligations	6		231
Amounts due to ultimate holding company			1,344
Amounts due to related parties	3,090		475
Current portion of long-term bank loans	441	64	410
Current portion of promissory notes			17,960
Current portion of corporate bonds	16,994	2,472
Current portion of obligations under finance lease	234		461
Interest-bearing debts	40,022		73,826
Total equity	314,286	$ 45,711	304,347	¥ 227,682	¥ 231,216
Interest-bearing debts plus total equity	¥ 354,308		¥ 378,173
Debt-to-capitalization ratio	11.30%	11.30%	19.50%